Label	Element	Value
iShares Large Cap Deep Buffer ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ISHARES LARGE CAP DEEP BUFFER ETF Ticker: IVVB Stock Exchange: CBOE
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The iShares Large Cap Deep Buffer ETF (the “Fund”) seeks to track the share price return of the iShares Core S&P 500 ETF (the “Underlying ETF”) up to an approximate upside limit, while seeking to provide downside protection against Underlying ETF losses between approximately 5% to 20% over each calendar quarter.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between BlackRock ETF Trust II (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses. The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(ongoing expenses that you pay each year as apercentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund OperatingExpenses or in the Example, affect the Fund’s performance. The Fund did not report a portfolio turnover rate for its most recent fiscal year, as the types of investments held by the Fund are not included in portfolio turnover rate calculations.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Other Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the estimation of Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies or instruments with similar economic characteristics. For purposes of the Fund’s 80% policy, “large capitalization companies” are those within the range of capitalizations of the Underlying ETF’s Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for purposes of the Fund’s 80% policy. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The Fund seeks to employ a targeted outcome strategy that provides exposure to the share price return of the Underlying ETF up to the Approximate Cap, while seeking to provide an Approximate Buffer against Underlying ETF losses between approximately 5% to 20% and lower volatility over each calendar quarter, or Hedge Period (as defined below). The Fund principally buys and sells shares of the Underlying ETF and customized call and put equity or index exchange-traded options contracts that reference the Underlying ETF, referred to as FLEX Options, as well as other listed options that reference the price performance of the Underlying ETF, the Underlying ETF’s Index, ETFs that replicate the Underlying ETF’s Index (collectively, “exchange-traded options”).
The Underlying ETF is an ETF that seeks to track the investment results of the S&P 500 Index (the “Underlying ETF’s Index”), which measures the performance of the large-capitalization sector of the U.S. equity market, as determined by S&P Dow Jones Indices LLC. As of October 31, 2024, the Underlying ETF’s Index included approximately 80% of the market capitalization of all publicly-traded U.S. equity securities. The securities in the Underlying ETF’s Index are weighted based on the float-adjusted market value of their outstanding shares. The Underlying ETF’s Index consists of securities from a broad range of industries. The components of the Underlying ETF’s Index are likely to change over time.
The Underlying ETF is managed using a representative sampling indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics
(based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Underlying ETF may or may not hold all of the securities in the Underlying ETF’s Index. Representative sampling indexing may subject the Underlying ETF to “tracking error,” which is the divergence of the Underlying ETF’s performance from that of the Underlying ETF’s Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. The prospectus and other reports of the Underlying ETF (Ticker: IVV) are available on the Securities and Exchange Commission’s website at www.sec.gov. Shares of the Underlying ETF are listed on NYSE Arca, Inc.
An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). When the Fund purchases a call option, the Fund pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying ETF or other reference asset at a strike price by or on the expiration date. When the Fund purchases a put option, the Fund pays a premium and receives the right, but not the obligation, to sell shares of the Underlying ETF or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, the Fund receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying ETF or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a put option, the Fund receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying ETF or other reference asset at a strike price by or on expiration date.
FLEX Options provide investors with the ability to customize key option contract terms like strike price, style and expiration date, while avoiding the counterparty exposure of over‑the‑counter options positions. Like traditional exchange‑traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts by becoming the “buyer for every seller and the seller for every buyer.” The OCC may make adjustments to FLEX Options for certain significant events. The FLEX Options in which the Fund invests are European style, which are exercisable at the strike price only on the expiration date. The FLEX Options traded by the
Fund are listed on the Chicago Board Options Exchange (“CBOE”).
Options positions are marked to market daily. The value of the FLEX Options in which the Fund invests is affected by changes in the value and dividend rates of the securities held by the Underlying ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying ETF’s Index and the remaining time to the options’ expiration, as well as trading conditions in the options market. The Fund will typically trade options that expire one business day after the end of each calendar quarter or “Hedge Period” (January 1 through March 31, April 1 through June 30, July 1 through September 30 and October 1 through December 31), subject to the quarterly rebalancing process described below. The Fund will be indefinitely offered and is not intended to terminate after one or more Hedge Periods.
For each Hedge Period, the Fund obtains exposure to the share price return of the Underlying ETF by purchasing shares of the Underlying ETF and futures that reference the price performance of the Underlying ETF’s Index, and creates the Approximate Buffer and Approximate Cap by trading a combination of put and call exchange-traded options. Specifically, the Fund creates the Approximate Buffer by buying a put option and writing a put option with the strike price of the bought put option being higher than the strike price of the written put option (a “put spread”). The Fund simultaneously writes a call option with a higher strike price relative to the Underlying ETF’s share price to collect a premium that it uses to offset the premium paid to enter into the put spread (a “capped call”). The capped call subjects the Fund to the Approximate Cap as it limits the Fund’s ability to realize any increase in the value of the Underlying ETF above the strike price. The Approximate Cap for each Hedge Period is based on the strike price of the capped call for that Hedge Period. The strike prices for the capped calls will change for each Hedge Period depending on the prevailing market conditions and the cost of the put spread for that Hedge Period, resulting in a different Approximate Cap for each Hedge Period.
The Fund will buy Underlying ETF shares and futures on the Underlying ETF’s Index and seek to enter into the combination of options transactions described above if there are any inflows, or creation transactions, during a Hedge Period. This will occur even in circumstances where the Fund would receive a negligible premium for writing an out‑of‑the‑money call or put option which may potentially give up more sizable returns to the extent that the option later becomes in the money.
In order to obtain economic exposure to the Underlying ETF, in lieu of purchasing Underlying ETF shares and futures on the Underlying ETF’s Index for a Hedge Period, the Fund may instead, among other things: purchase a call option with a strike price that is very low (approximately 1% or less) relative to the Underlying ETF’s share price on the day of purchase (a “zero strike call”); purchase one or more other ETFs that replicate the Underlying ETF’s Index; purchase equity securities in seeking to track the share price return of the Underlying ETF; or invest in U.S. treasuries, money market funds and/or other cash equivalents and purchase and sell a combination of call and put options that seek to replicate exposure to the Underlying ETF. The Fund’s investments in equity securities will be primarily in common stocks of companies held by the Underlying ETF. The Fund’s portfolio of equity securities is expected to have a risk/return profile similar to that of the Underlying ETF.
For the current Hedge Period of October 1 through December 31, the Approximate Cap is 105.97% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.50% of the Fund’s average daily net assets is taken into account, the Approximate Cap for the current Hedge Period is reduced to 105.485%. The returns that the Fund seeks to provide also do not include the costs associated with purchasing shares of the Fund.
The Approximate Buffer that the Fund seeks to provide is only operative against Underlying ETF losses between approximately 5% to 20% for the applicable Hedge Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. The Approximate Buffer is provided prior to taking into account any fees or expenses charged to the Fund. These fees and any expenses will have the effect of reducing the Approximate Buffer amount for Fund shareholders for a Hedge Period. When the Fund’s annual management fee equal to 0.50% of the Fund’s daily net assets is taken into account for a Hedge Period, the net Approximate Buffer for the Hedge Period is between 5.125% and 20%, meaning that the Approximate Buffer for the Hedge Period, after fees and expenses charged to the Fund, will not be effective until Underlying ETF losses reach 5.125%.
The Approximate Buffer and Approximate Cap for a Hedge Period apply to Fund shares held over the entire Hedge Period. An investor that purchases Fund shares after the beginning of a Hedge
Period, or sells Fund shares before the end a Hedge Period, may not fully realize the Approximate Buffer or Approximate Cap for the Hedge Period and may be exposed to greater risk of loss. For example, if an investor purchases Fund shares during a Hedge Period at a time when the
Underlying ETF’s share price has decreased from its price at the beginning of the Hedge Period, the investor’s buffer may be decreased. Conversely, if an investor purchases Fund shares during a Hedge Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Hedge Period, the investor’s upside limit may be lowered and the investor may experience losses beyond approximately the first 5% of Underlying ETF losses prior to reaching the downside protection offered by the Approximate Buffer. The Approximate Cap and Approximate Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund.
In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and downside protection significantly lower than the Approximate Buffer. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Following the close of business on the last business day of each Hedge Period, the Fund will file a prospectus supplement that discloses the Fund’s Approximate Cap (gross and net of the unitary management fee) for the next Hedge Period. The Fund’s Approximate Cap (net of the unitary management fee) for the current Hedge Period, along with Fund’s position relative to the Approximate Buffer and Approximate Cap, will be available on the Fund’s website, www.iShares.com.
The Fund is classified as non‑diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund does not have a full calendar year of performance information to report. The Fund’s benchmark is the S&P 500 Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund does not have a full calendar year of performance information to report.
iShares Large Cap Deep Buffer ETF | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Non‑Diversification Risk. The Fund is a non‑diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

iShares Large Cap Deep Buffer ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments.
iShares Large Cap Deep Buffer ETF | Buffered Loss Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection or non‑principal protection, and, despite the Approximate Buffer, an investor may experience significant losses on their investment, including the loss of their entire investment. In the event an investor purchases Fund shares after a Hedge Period begins or sells Fund shares prior to the end of the Hedge Period, the Approximate Buffer that the Fund seeks to provide may not be available. In periods of extreme market volatility, the Fund’s return may be subject to downside protection significantly lower than the Approximate Buffer.

iShares Large Cap Deep Buffer ETF | Capped Upside Return Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap. The Approximate Cap represents an approximate maximum percentage return that an investor can achieve from an investment in the Fund held over an entire Hedge Period. In the event that the Underlying ETF experiences gains in excess of the upside limit to which the Fund is subject as a result of the capped call for a Hedge Period, the Fund will not participate in those gains beyond the upside limit. In the event an investor purchases Fund shares after a Hedge Period begins or sells Fund shares prior to the end of the Hedge Period, there may be little or no ability for that investor to experience an investment gain on their Fund shares. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap.

iShares Large Cap Deep Buffer ETF | FLEX Options Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
FLEX Options Risk. In addition to counterparty risk, FLEX Options are subject to the risk that they may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options and may adversely impact the value of your investment. Additionally, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Fund shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.
The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in‑the‑money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day‑to‑day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.

iShares Large Cap Deep Buffer ETF | Hedge Period Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Hedge Period Risk. The Approximate Buffer and Approximate Cap for a Hedge Period apply to Fund shares held over the entire Hedge Period. In the event an investor purchases Fund shares after a Hedge Period begins or sells Fund shares prior to the end of the Hedge Period, the returns realized by the investor will not match those that the Fund seeks to provide.

iShares Large Cap Deep Buffer ETF | Underlying ETF Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Underlying ETF Risk. The Fund invests in shares of the Underlying ETF and FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying ETF’s Index but may not exactly match the performance of the Underlying ETF’s Index due to differences between the portfolio of the Underlying ETF and the components of the
Underlying ETF’s Index, fees and expenses, transaction costs, and other factors.

iShares Large Cap Deep Buffer ETF | Investment Objective Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of exchange-traded options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of exchange-traded options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

iShares Large Cap Deep Buffer ETF | Upside Participation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to match the increase, if any, of the share price return of the Underlying ETF over a Hedge Period, subject to an Approximate Cap. In the event an investor purchases Fund shares after the beginning of a Hedge Period or does not stay invested in the Fund for the entirety of the Hedge Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

iShares Large Cap Deep Buffer ETF | Approximate Buffer and Approximate Cap Change Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Approximate Buffer and Approximate Cap Change Risk. The Approximate Buffer and Approximate Cap are dependent on prevailing market conditions (e.g. volatility, interest rates, dividends, and other factors). As such, the Approximate Buffer and Approximate Cap may rise or fall from one Hedge Period to the next, sometimes to a significant extent, and are unlikely to remain the same for consecutive Hedge Periods.

iShares Large Cap Deep Buffer ETF | Assets Under Management AUM Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.

iShares Large Cap Deep Buffer ETF | Authorized Participant Concentration Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Authorized Participant Concentration Risk. An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

iShares Large Cap Deep Buffer ETF | Cash Transactions Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cash Transactions Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than fully in-kind for securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption fully in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

iShares Large Cap Deep Buffer ETF | Cyber Security Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers (e.g., index and benchmark providers, accountants, custodians, transfer agents and administrators), counterparties, market makers, Authorized Participants, listing exchanges, other financial market operators, and governmental authorities, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

iShares Large Cap Deep Buffer ETF | Derivatives Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
Leverage Risk — The Fund’s use of derivatives can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.
Market Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BFA may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.
Illiquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
Operational Risk — The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
Legal Risk — The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
Volatility and Correlation Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Valuation Risk — Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.
The use of hedging may result in certain adverse tax consequences.
Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

iShares Large Cap Deep Buffer ETF | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
iShares Large Cap Deep Buffer ETF | Investment Companies and ETFs Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Investment Companies and ETFs Risk. Subject to the limitations set forth in the 1940 Act and the rule thereunder, the Fund may acquire shares in other investment companies and in ETFs, some of which may be affiliated investment companies. The market value of the shares of other investment companies and ETFs may differ from their net asset value. As an investor in investment companies and ETFs, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, while continuing to pay its own advisory and administration fees and other expenses (to the extent not offset by BFAthrough waivers). As a result, shareholders will be absorbing duplicate levels of fees with respect to investmentsin other investment companies and ETFs (to the extent not offset by BFA through waivers).
The securities of other investment companies and ETFs in which the Fund may invest may be leveraged. As aresult, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies and ETFs that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of shares of the Fund) will be diminished.
As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

iShares Large Cap Deep Buffer ETF | Large Shareholder and Large Scale Redemption Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Large Shareholder and Large-Scale Redemption Risk. The Fund is expected to be used in investment model portfolios developed by asset managers, including the Fund’s adviser or its affiliates. Such model portfolios may be used by financial advisors in the management of client accounts. When an asset manager rebalances or otherwise updates the model portfolios, the price, availability and liquidity of the Fund may be impacted by purchases and redemptions in accounts that follow such model portfolios. These purchases and redemptions could be significant.
In addition, certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold their investment for a limited period of time. These shareholders may also pledge or loan Fund shares (to secure financing or otherwise), which may result in the shares becoming concentrated in another party. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Fund would be maintained.
Redemptions of a large number of Fund shares by shareholders, including by accounts that are following a model portfolio, may adversely affect the Fund’s liquidity and net assets. To the extent the Fund permits redemptions in cash, these redemptions may force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, have a material effect on the market price of the Shares and increase the Fund’s brokerage costs and/or accelerate the realization of taxable income and/or gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. The Fund also may be required to sell its more liquid Fund investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. To the extent these large shareholders transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume for the shares of the Fund and may, therefore, have a material upward or downward effect on the market price of the Fund shares. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would, diluting its investment returns.

iShares Large Cap Deep Buffer ETF | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques and risk analyses applied by BFA will not produce the desired results, and that securities selected by BFA may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the
Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

iShares Large Cap Deep Buffer ETF | Market Risk and Selection Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
An outbreak of an infectious coronavirus (COVID‑19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

iShares Large Cap Deep Buffer ETF | Market Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, losses, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings.
If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.

iShares Large Cap Deep Buffer ETF | Risk of Investing in the United States [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

iShares Large Cap Deep Buffer ETF | Small Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.

iShares Large Cap Deep Buffer ETF | Tax Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Internal Revenue Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

iShares Large Cap Deep Buffer ETF | iShares Large Cap Deep Buffer ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1],[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%	[3]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.50%	[1]
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	167
5 Years	rr_ExpenseExampleYear05	293
10 Years	rr_ExpenseExampleYear10	$ 662

[1]
As described in the “Management” section of the Fund’s prospectus beginning on page 33, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates through June 30, 2026. As described in the “Management” section of the Fund’s prospectus beginning on page 33, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in money market funds managed by BFA or its affiliates through June 30, 2026. The agreement (with respect to either waiver) may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year.
[3]
The Total Annual Fund Operating Expenses and Other Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the estimation of Acquired Fund Fees and Expenses.